Net Income Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
(14)	Net Income per Share

The computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Basic:
Net income from continuing operations	446,236	617,095	192,554
Net income from discontinued operations	5,480	—	—
Net income	451,716	617,095	192,554
Less: Net income attributable to the noncontrolling interests	2,488	7,180	3,622
Net income attributable to the Company’s shareholders	449,228	609,915	188,932
Weighted average number of ordinary shares outstanding	1,231,698,725	1,239,264,464	1,092,601,338
Basic net income from continuing operations per ordinary share	0.36	0.49	0.17
Basic net income from discontinued operations per ordinary share	0.00	0.00	0.00
Basic net income per ordinary share	0.36	0.49	0.17
Basic net income from continuing operations per ADS	7.20	9.84	3.46
Basic net income from discontinued operations per ADS	0.09	0.00	0.00
Basic net income per ADS	7.29	9.84	3.46

Diluted:
Net income from continuing operations	446,236	617,095	192,554
Net income from discontinued operations	5,480	—	—
Net income	451,716	617,095	192,554
Less: Net income attributable to the noncontrolling interests	2,488	7,180	3,622
Net income attributable to the Company’s shareholders	449,228	609,915	188,932
Weighted average number of ordinary shares outstanding	1,231,698,725	1,239,264,464	1,092,601,338
Weighted average number of dilutive potential ordinary shares from share options	29,524,324	1,589,570	628,098
Total	1,261,223,049	1,240,854,034	1,093,229,436
Diluted net income from continuing operations per ordinary share	0.36	0.49	0.17
Diluted net income from discontinued operations per ordinary share	0.00	0.00	0.00
Diluted net income per ordinary share	0.36	0.49	0.17
Diluted net income from continuing operations per ADS	7.20	9.83	3.46
Diluted net income from discontinued operations per ADS	0.09	0.00	0.00
Diluted net income per ADS	7.29	9.83	3.46

The shares subscribed by Participants under the 521 Plan is record as treasury shares and excluded from the computation of basic and diluted income per ordinary share during the year ended December 31, 2018 and 2019. Further, the contingently issuable shares subject to the 521 Plan will be excluded from basic income per ordinary share and diluted earnings per share until all the performance conditions have been satisfied.